RELATED PARTY TRANSACTIONS (Details Textual) (USD $)	12 Months Ended			105 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013
Due to related parties (note 7)	$ 327,138	$ 83,744		$ 327,138
Due to related parties	(243,394)	48,496	79,111	204,016
Former Director and Officer [Member]
Due to related parties (note 7)	79,840	79,840		79,840
Related Party Transaction Reimbursement Of Travel And Other Office Expenses	8,840	43,126
Banro Corporation [Member]
Due to related parties	64,297	3,171
Tembo Capital L L P [Member]
Due to related parties (note 7)	93,001	733		93,001
Director And Officers [Member]
Due to related parties (note 7)	$ 90,000	$ 0		$ 90,000